CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents and restricted cash	The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.
(in thousands)
	December 31, 2020	December 31, 2019
Cash and cash equivalents	$220,143	$193,770
Restricted cash	79,363	84,885
Total cash, cash equivalents and restricted cash	$299,506	$278,655